Amounts Receivable	9 Months Ended
Sep. 30, 2022
Amounts Receivable
Amounts Receivable

4. Amounts Receivable

	September 30, 2022	December 31, 2021	December 31, 2020
Accounts receivable	$1,147,592	$703,140	$772,138
GST receivable	56,207	-	-
Interest receivable	39,424	-	-
Due from related parties	3,856	4,173	1,173
Other	2,153	2,492	-
	$1,249,232	$709,805	$773,311